Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
December 31, 2020
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Preferred stock warrant liability	$—	$—	$—
	December 31, 2019
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Preferred stock warrant liability	$—	$—	$4,391,372

Schedule of significant weighted-average assumptions
	October 5,	December 31,
	2020	2019
Risk-free interest rate	0.7%	1.9%
Remaining contractual life of warrant (years)	8.9	9.7
Expected volatility	57.8%	50.9%
Annual dividend yield	0%	0%
Fair value of Series B convertible preferred stock	$1.26	$1.14

Schedule of Series B preferred stock warrant liability measured at fair value recurring basis using significant unobservable inputs
Balance, January 1, 2019	$328,559
Issuance of warrants in connection with Series B financing	3,991,178
Change in fair value recorded as other expense	71,635
Balance, December 31, 2019	4,391,372
Issuance of warrants in connection with Series B financing	95,478
Change in fair value recorded as other expense	743,837
Reclassification to equity	(5,230,687)
Balance, December 31, 2020	$—